Prepayment and Other Current Assets (Details) - Schedule of prepayments, deposits and other current assets - USD ($)		Dec. 31, 2021	Jun. 30, 2021
Schedule of prepayments, deposits and other current assets [Abstract]
Deposits made for potential acquisitions	[1]	$ 2,400,000	$ 3,400,000
Prepaid for marketing fee		2,627,440	2,333,358
Performance deposits	[2]	2,195,837	2,167,149
Prepaid consulting services fee		820,000	2,110,000
Prepaid office deposit	[3]	1,882,146	1,931,107
Prepaid for the right of use for farmland	[4]	1,568,455
Prepaid income tax expenses			315,015
Prepaid office rental fee and other expenses		93,529	26,006
Total prepayments, deposits and other current assets		$ 12,111,020	$ 12,282,665

[1]	On April 30, 2021, the Company entered into two agreements with Premium Bright Corporate Advisory Limited (“Premium”) in which Premium will find target companies for the Company to acquire in order to expand its business to the financial lending services. The Company prepaid deposit for the acquisitions of $1,800,000 to Premium. The acquisitions were still in process as the date these financial statements were issued.On May 28, 2021, the Company entered into an agreement with Yuwin Group Limited (“Yuwin”) in which Yuwin will provide advisory service to acquire 55% ownership of Fujian Ruiquan Care Services Co., Ltd. The Company prepaid deposit for the acquisitions of $1,000,000 to Yuwin in June 2021. The acquisition was terminated and Yuwin returned the deposit to the Company in August 2021.On June 1, 2021, the Company entered into an equity transfer agreement with the shareholder of South Pacific Holding Group Limited (“South Pacific”) in which the Company will acquire 30% ownership of South Pacific. The Company prepaid deposit for the acquisitions of $600,000 to South Pacific in June 2021. In July 2021, the acquisition was terminated and South Pacific returned the deposit to the Company in April 2022.
[2]	In January 2020, E-Home Pingtan entered into three agreements with three new outlets for business cooperation purposes. These refundable performance deposits were mainly paid for the business introduction services in which the outlets promised to refer business and customers to E-Home Pingtan within three years. The outlets agreed to return the deposits to E-Home Pingtan in case of termination of the agreements. The Company terminated the agreement with one outlet and received refund of performance deposit from the outlet of $756,704 in April 2021.
[3]	On June 20, 2021, E-Home Pingtan entered into an agreement with an unaffiliated individual to purchase an office for $4,705,365 (RMB 30,000,000). The Company prepaid $1,882,146 (RMB 12,000,000) to the individual in June 2021. The office was transferred to the Company in February 2022 and currently under renovation for daily operation use of the Company.
[4]	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to purchase the right of use for farmland of 74 acers for $2,343,750 (RMB 15,000,000). The Company prepaid $1,568,455 (RMB 10,000,000) to the individual in July 2021. The right of use for the farmland was transferred to the Company in April 2022 and currently pending for further exploitation.